INCOME TAXES - Narrative (Details) CAD in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2013 CAD	Dec. 31, 2015 CAD	Dec. 31, 2014 CAD	Dec. 31, 2013 CAD	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Net operating loss carryforwards
Deferred income tax liabilities on the unremitted earnings of foreign investments		CAD 308	CAD 236
Income tax payments, net of refunds		162	109	CAD 202
(Favourable) income tax adjustment	CAD (25)	34	0	(25)
Interest expense (reversal) reflected within net tax expense		(1)	1	CAD (1)
Accrued interest expense		4	5
Canada federal and provincial
Net operating loss carryforwards
Unused net operating loss carryforwards		1,283	1,131
Canada federal and provincial | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits		CAD 57	CAD 50
U.S. federal
Net operating loss carryforwards
Unused net operating loss carryforwards | $					$ 1,617	$ 2,267
U.S. federal | Alternative minimum tax
Net operating loss carryforwards
Minimum tax credits | $					$ 41	$ 26